Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Opening balance	$ 11,203	$ 14,095
Expenditure in the period	13,790	1,193
Amortization included within interest expense	(8,279)	(4,085)
Closing balance	$ 16,714	$ 11,203